Income Tax Status	12 Months Ended
Dec. 31, 2025
Navient 401(k) Savings Plan [Member]
Income Tax Status [Abstract]
Income Tax Status
6.
Income Tax Status

The IRS has determined and informed the Company by a letter dated August 10, 2016, that the Plan is designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan administrator believes that the Plan and related trust are operating in accordance with the IRC and are qualified under Section 401(a) of the IRC. Accordingly, no provision for income taxes has been made.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions for years since inception; however, there are currently no audits for any tax periods in progress.